Stock options	12 Months Ended
May 31, 2019
Stock options
Stock options

23.    Stock options

The Company adopted a stock option plan under which it is authorized to grant options to officers, directors, employees and consultants enabling them to acquire common shares of the Company. The maximum number of common shares reserved for issuance of stock options that can be granted under the plan is 10% of the issued and outstanding common shares of the Company. The options granted can be exercised for up to a maximum of 10 years and vest as determined by the Board of Directors. The exercise price of each option can not be less than the market price of the common shares on the date of grant.

The Company recognized a share-based compensation expense of $24,078 during the year ended May 31, 2019 (2018 - $15,780). The total fair value of options granted during the year was $21,952 (2018 - $28,912).

	May 31,		May 31,
	2019		2018
	Number of	Weighted	Number of	Weighted
	options	average price	options	average price
Outstanding, beginning of the year	8,956,195	$7.60	5,926,001	$1.99
Exercised during the year	(3,164,174)	4.05	(2,637,363)	2.30
Issued during the year	3,005,000	13.05	6,703,330	11.12
Cancelled during the year	(982,025)	8.27	(1,035,773)	11.77
Outstanding, end of the year	7,814,996	$11.05	8,956,195	$7.60
Exercisable, end of the year	4,474,966	$9.54	4,507,696	$4.04

In June 2018, the Company issued 250,000 stock options at an exercise price of $11.78 per share, exercisable for 3 years to officers of the Company. 83,331 vested immediately and the remainder vest over 2 years. As at May 31, 2019 133,335 of these options have been cancelled.

In July 2018, the Company issued 820,000 stock options at an exercise price between $11.51 and $11.85 per share, exercisable for 5 years to employees of the Company. 50,000 vested immediately and the remainder vest over 3 years. As at May 31, 2019 50,000 of these options have been cancelled.

In September 2018, the Company issued 250,000 stock options at an exercise price of $19.38, exercisable for 5 years to employees of the Company. Nil vested immediately and the remainder vest over 3 years. As at May 31, 2019 33,334 of these options have been cancelled.

In October 2018, the Company issued 80,000 stock options at an exercise price of $19.70, exercisable for 5 years to employees of the Company. Nil vested immediately and the remainder vest over 3 years.

In February 2019, the Company issued 1,525,000 stock options at an exercise price between $9.92 and $13.31, exercisable for 3 to 5 years to officers and employees of the Company. 1,100,000 vested immediately and the remainder vest over 3 years. As at May 31, 2019 30,000 of these options have been cancelled.

In April 2019, the Company issued 80,000 stock options at an exercise price of  $11.45, exercisable for 5 years to employees of the Company. Nil vested immediately and the remainder vest over 3 years.

The outstanding option details of the Company are as follows:

	Weighted
	average exercise	Number of	Vested and
Expiry date	price	options	exercisable
September 2019	$3.00	42,365	42,365
November 2019	$3.90	591,318	591,318
December 2019	$5.25	400,000	33,333
January 2020	$5.72	1,834	1,834
April 2020	$7.92	38,334	38,334
June 2020	$5.44	133,334	116,667
July 2020	$5.24	538,660	434,983
September 2020	$0.85	185,000	185,000
October 2020	$6.90	156,667	26,666
November 2020	$9.05	136,667	43,333
November 2020	$9.28	50,000	33,333
December 2020	$14.06	100,000	66,666
January 2021	$21.70	10,000	6,666
January 2021	$22.89	143,333	86,665
January 2021	$22.08	50,000	33,333
March 2021	$14.39	20,000	13,333
March 2021	$9.98	200,000	133,333
March 2021	$12.39	50,000	33,333
April 2021	$11.40	380,000	266,666
April 2021	$9.92	400,000	300,000
April 2021	$11.45	66,667	33,333
May 2021	$20.19	908,500	241,832
June 2021	$1.40	168,335	168,335
June 2021	$11.78	116,665	83,331
July 2021	$11.85	150,000	50,000
August 2021	$1.64	65,000	44,991
September 2021	$19.38	66,666	33,332
October 2022	$6.90	74,000	74,000
July 2023	$11.51	80,000	—
July 2023	$11.85	528,000	—
September 2023	$19.38	150,000	—
October 2023	$19.70	80,000	—
February 2024	$12.77	395,000	—
February 2024	$13.31	1,000,000	1,000,000
April 2024	$11.45	80,000	—
July 2027	$2.52	59,689	59,689
November 2027	$6.29	39,792	39,792
March 2028	$12.29	119,378	119,378
March 2028	$14.38	39,792	39,792
Outstanding, end of the year	$11.05	7,814,996	4,474,966

The Company used the Black-Scholes option pricing model to determine the fair value of options granted using the following assumptions: risk-free rate of 2.00‑2.08% on the date of grant; expected life of 3 – 5 years; volatility of 70% based on comparable companies; forfeiture rate of 0%; dividend yield of nil; and, the exercise price of the respective option.